Stock-based Compensation (Details 1) - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-based Compensation Details 1
Options Outstanding, Beginning	21,593,382	21,593,382	16,203,385	10,073,385
Options Granted	2,130,000	0	5,550,000	6,130,000
Options Exercised	0	0	0	0
Options Forfeited or Expired	0	0	(160,000)	0
Options Outstanding, Ending	23,723,382	21,593,382	21,593,382	16,203,385
Options Exercisable	23,723,382		21,593,382
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.31	$ 0.31	$ 0.38	$ 0.62
Weighted Average Exercise Price, Granted	0.41	0.00	0.11	0.1
Weighted Average Exercise Price, Exercised	0.00	0.00	0.00	0.00
Weighted Average Exercise Price, Forfeited or Expired	0.00	0.00	0.22	0.00
Weighted Average Exercise Price, Outstanding, Ending	0.32	$ 0.31	0.31	$ 0.38
Weighted Average Exercise Price, Exercisable	$ 0.32		$ 0.31